Description of Business and Organization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Aug. 08, 2021 USD ($)	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 USD ($)
Related Party Transactions
Aggregate of interest-free loans				$ 175,000	¥ 1,195,478	$ 175,000
Voting rights hold (as a percent)	85.00%	86.30%	91.70%
VIEs | Mr. Richard Rixue Li
Related Party Transactions
Voting rights hold (as a percent)	82.00%
VIEs | Ms. Zhaohui Huang
Related Party Transactions
Voting rights hold (as a percent)	0.20%
Interest-free loans to shareholders of Beijing Auction
Related Party Transactions
Aggregate of interest-free loans	¥ 1,000
Term of loan	10 years
Exclusive Business Cooperation Agreement
Related Party Transactions
Term of agreement	10 years
Equity Pledge Agreement
Related Party Transactions
Term of agreement	10 years
Exclusive Option to Purchase Agreement
Related Party Transactions
Term of agreement	10 years
Exclusive Option to Purchase Intellectual Properties Agreement
Related Party Transactions
Term of agreement	10 years
Renewable term of agreement	10 years